Fair Value Measurements - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		$ 183,264	$ 168,926
FVTPL Securities		20,103	19,064
FVOCI Securities	[1]	100,257	93,702
Derivative Assets
Derivative Assets		52,513	47,253
Derivative Liabilities
Derivative Liabilities		66,353	58,303
Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		183,264	168,926
FVTPL Securities		20,103	19,064
FVOCI Securities		100,257	93,702
Loans		13,243	12,655
Other Assets	[2]	17,470	12,953
Fair value liabilities	[3]	128,457	110,002
Deposits	[3],[4]	56,646	54,108
Securities sold but not yet purchased	[3]	44,047	35,030
Other liabilities	[3],[5]	27,764	20,864
Derivative Assets
Derivative Assets		52,513	47,253
Derivative Liabilities
Derivative Liabilities		66,353	58,303
Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,753	10,036
FVTPL Securities		703	403
FVOCI Securities		37,832	34,177
Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,789	7,585
FVTPL Securities		1,623	1,578
FVOCI Securities		6,061	5,996
Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		29,183	24,248
FVTPL Securities		1,547	1,527
FVOCI Securities		16,973	16,965
Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		653	565
FVOCI Securities		4,946	5,068
Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		5,653	3,849
FVTPL Securities			25
FVOCI Securities		6,246	5,656
Measured at fair value [member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		51,769	40,995
FVTPL Securities		22	21
FVOCI Securities		23,743	21,293
Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		12,176	10,172
FVTPL Securities		9,105	8,780
FVOCI Securities		4,293	4,370
Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,356	5,493
Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		61,932	65,983
FVTPL Securities		7,103	6,730
FVOCI Securities		163	177
Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		66	163
Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		13,177	12,492
Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		10,444	9,887
Derivative Liabilities
Derivative Liabilities		11,849	10,843
Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		26,063	21,272
Derivative Liabilities
Derivative Liabilities		28,855	19,955
Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,554	1,827
Derivative Liabilities
Derivative Liabilities		1,335	1,821
Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		14,449	14,257
Derivative Liabilities
Derivative Liabilities		24,305	25,673
Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		3	10
Derivative Liabilities
Derivative Liabilities		9	11
Level 1 [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		65,479	69,611
FVTPL Securities		996	1,087
FVOCI Securities			3,237
Other Assets	[2]	15,629	11,236
Fair value liabilities	[3]	12,454	12,385
Securities sold but not yet purchased	[3]	10,593	10,631
Other liabilities	[3],[5]	1,861	1,754
Derivative Assets
Derivative Assets		307	748
Derivative Liabilities
Derivative Liabilities		137	203
Level 1 [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		33	1,272
FVTPL Securities			166
FVOCI Securities			3,212
Level 1 [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,748	2,688
FVOCI Securities			25
Level 1 [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		248	92
Level 1 [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		61,450	65,559
FVTPL Securities		996	921
Level 1 [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		65	36
Derivative Liabilities
Derivative Liabilities		62	32
Level 1 [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		33	4
Level 1 [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		95	169
Derivative Liabilities
Derivative Liabilities		38	96
Level 1 [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		114	539
Derivative Liabilities
Derivative Liabilities		37	75
Level 2 [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		117,779	99,311
FVTPL Securities		13,872	13,043
FVOCI Securities		100,094	90,288
Loans		12,922	12,353
Fair value liabilities	[3]	116,003	97,617
Deposits	[3],[4]	56,646	54,108
Securities sold but not yet purchased	[3]	33,454	24,399
Other liabilities	[3],[5]	25,903	19,110
Derivative Assets
Derivative Assets		52,146	46,493
Derivative Liabilities
Derivative Liabilities		66,213	58,093
Level 2 [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,720	8,764
FVTPL Securities		703	237
FVOCI Securities		37,832	30,965
Level 2 [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,789	7,585
FVTPL Securities		1,623	1,578
FVOCI Securities		6,061	5,996
Level 2 [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		25,435	21,560
FVTPL Securities		1,547	1,527
FVOCI Securities		16,973	16,940
Level 2 [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		653	565
FVOCI Securities		4,946	5,068
Level 2 [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		5,405	3,757
FVTPL Securities			25
FVOCI Securities		6,246	5,656
Level 2 [member] | Measured at fair value [member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		51,769	40,995
FVTPL Securities		22	21
FVOCI Securities		23,743	21,293
Level 2 [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		12,176	10,172
FVTPL Securities		9,072	8,745
FVOCI Securities		4,293	4,370
Level 2 [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,356	5,493
Level 2 [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		476	420
FVTPL Securities		905	910
Level 2 [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		66	163
Level 2 [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		12,856	12,190
Level 2 [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		10,379	9,851
Derivative Liabilities
Derivative Liabilities		11,787	10,811
Level 2 [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		25,988	21,258
Derivative Liabilities
Derivative Liabilities		28,855	19,955
Level 2 [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,454	1,656
Derivative Liabilities
Derivative Liabilities		1,297	1,721
Level 2 [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		14,322	13,718
Derivative Liabilities
Derivative Liabilities		24,266	25,596
Level 2 [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		3	10
Derivative Liabilities
Derivative Liabilities		8	10
Level 3 [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		6	4
FVTPL Securities		5,235	4,934
FVOCI Securities		163	177
Loans		321	302
Other Assets	[2]	1,841	1,717
Derivative Assets
Derivative Assets		60	12
Derivative Liabilities
Derivative Liabilities		3	7
Level 3 [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		33	35
Level 3 [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		6	4
FVTPL Securities		5,202	4,899
FVOCI Securities		163	177
Level 3 [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		321	302
Level 3 [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		42	10
Level 3 [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		5	2
Derivative Liabilities
Derivative Liabilities			4
Level 3 [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		13
Derivative Liabilities
Derivative Liabilities		2	2
Level 3 [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities		$ 1	$ 1

[1]	Amounts are net of ACL of $4 million ($4 million as at October 31, 2024).
[2]	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
[3]	Interest expense for liabilities carried at fair value is $720 million for the three months ended January 31, 2025 ($529 million for the three months ended January 31, 2024). Interest expense for liabilities carried at amortized cost is $10,505 million for the three months ended January 31, 2025 ($10,604 million for the three months ended January 31, 2024).
[4]	Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
[5]	Other liabilities include certain investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.